SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation and Property and equipment (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convenience translation
Noon buying rate (in CNY per dollar)	6.8972	1.00
Optical Fibers
Convenience translation
Estimated useful lives of the assets	20 years
Computer equipment | Minimum
Convenience translation
Estimated useful lives of the assets	3 years
Computer equipment | Maximum
Convenience translation
Estimated useful lives of the assets	15 years
Furniture, fixtures and office equipment
Convenience translation
Estimated useful lives of the assets	5 years
Motor vehicles
Convenience translation
Estimated useful lives of the assets	10 years
Building | Minimum
Convenience translation
Estimated useful lives of the assets	20 years
Building | Maximum
Convenience translation
Estimated useful lives of the assets	40 years